Janus Henderson VIT Research Portfolio
Schedule of Investments (unaudited)
March 31, 2026

	Shares	Value
Common Stocks – 100.0%
Aerospace & Defense – 3.0%
Boeing Co*	21,885	$4,355,772
General Electric Co	29,678	8,421,726
Howmet Aerospace Inc	30,677	7,069,821
		19,847,319
Automobiles – 0.6%
Tesla Inc*	11,589	4,308,211
Beverages – 0.7%
Constellation Brands Inc - Class A	11,277	1,691,550
Monster Beverage Corp*	36,648	2,655,514
		4,347,064
Biotechnology – 3.4%
AbbVie Inc	47,287	10,284,450
Amgen Inc	3,567	1,255,049
Argenx SE (ADR)*	2,288	1,670,812
Bridgebio Pharma Inc*	10,762	799,186
Mirum Pharmaceuticals Inc*	10,292	950,775
Revolution Medicines Inc*	13,465	1,309,471
United Therapeutics Corp*	2,067	1,225,690
Vaxcyte Inc*	23,428	1,361,401
Vertex Pharmaceuticals Inc*	9,297	4,151,482
		23,008,316
Building Products – 0.8%
Trane Technologies PLC	13,054	5,440,124
Capital Markets – 1.4%
Ares Management Corp - Class A	23,885	2,605,854
Blackstone Group Inc	34,198	3,932,428
LPL Financial Holdings Inc	8,681	2,611,505
		9,149,787
Chemicals – 0.5%
Ecolab Inc	13,594	3,616,276
Communications Equipment – 1.2%
Arista Networks Inc*	47,044	5,776,062
Lumentum Holdings Inc*	3,485	2,449,119
		8,225,181
Consumer Finance – 0.3%
Capital One Financial Corp	11,414	2,082,256
Diversified Financial Services – 4.4%
Apollo Global Management Inc	21,587	2,405,223
Mastercard Inc - Class A	25,141	12,561,952
Visa Inc	48,540	14,670,730
		29,637,905
Electrical Equipment – 1.3%
Eaton Corp PLC	12,306	4,401,487
GE Vernova Inc	4,899	4,276,337
		8,677,824
Electronic Equipment, Instruments & Components – 1.0%
Amphenol Corp	50,011	6,318,890
Energy Equipment & Services – 0.1%
Atlas Energy Solutions Inc	65,608	860,777
Entertainment – 3.8%
Liberty Media Corp-Liberty Formula One - Series C*	55,256	4,697,865
Netflix Inc*	145,163	13,957,422
Spotify Technology SA*	11,261	5,460,572
Walt Disney Co/The	9,965	960,427
		25,076,286
Health Care Equipment & Supplies – 1.3%
Boston Scientific Corp*	40,476	2,539,869
DexCom Inc*	26,477	1,662,755
Intuitive Surgical Inc*	9,035	4,165,045
		8,367,669
Health Care Providers & Services – 0.5%
McKesson Corp	3,704	3,205,293
Hotels, Restaurants & Leisure – 2.9%
Booking Holdings Inc	1,531	6,446,000
DoorDash Inc - Class A*	19,114	2,869,967

	Shares	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Flutter Entertainment PLC*	11,609	$1,183,537
Hilton Worldwide Holdings Inc	17,623	5,358,802
Royal Caribbean Cruises Ltd	12,308	3,386,915
Wingstop Inc	1,780	275,847
		19,521,068
Household Durables – 0.4%
Lennar Corp	31,483	2,733,984
Household Products – 0.8%
Procter & Gamble Co	37,767	5,455,066
Independent Power and Renewable Electricity Producers – 0.4%
Vistra Corp	19,454	2,924,520
Industrial Conglomerates – 0.8%
3M Co	38,336	5,567,537
Information Technology Services – 0.8%
Snowflake Inc - Class A*	33,269	5,017,631
Insurance – 0.6%
Arthur J Gallagher & Co	9,918	2,148,040
Progressive Corp/The	10,212	2,024,427
		4,172,467
Interactive Media & Services – 10.3%
Alphabet Inc - Class C	157,176	45,087,507
Meta Platforms Inc - Class A	41,939	23,994,560
		69,082,067
Machinery – 0.6%
Deere & Co	6,878	3,874,377
Multiline Retail – 5.0%
Amazon.com Inc*	160,209	33,366,728
Pharmaceuticals – 3.4%
Eli Lilly & Co	20,882	19,206,637
Johnson & Johnson	9,876	2,414,090
Merck & Co Inc	11,776	1,416,535
		23,037,262
Road & Rail – 0.5%
TFI International Inc	27,938	3,034,905
Semiconductor & Semiconductor Equipment – 25.9%
Analog Devices Inc	10,203	3,245,982
Applied Materials Inc	10,612	3,627,076
Broadcom Inc	125,847	38,950,905
KLA Corp	6,265	9,224,649
Lam Research Corp	57,702	12,328,609
Micron Technology Inc	13,614	4,599,354
NVIDIA Corp	557,850	97,289,040
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	12,514	4,229,106
		173,494,721
Software – 13.7%
AppLovin Corp - Class A*	12,362	4,920,076
Aurora Innovation Inc*	277,718	1,144,198
Cadence Design Systems Inc*	17,165	4,769,639
Datadog Inc - Class A*	46,665	5,508,803
Intuit Inc	19,177	8,291,751
Microsoft Corp	172,028	63,679,605
Oracle Corp	24,383	3,586,983
		91,901,055
Specialty Retail – 1.9%
O'Reilly Automotive Inc*	41,435	3,824,865
TJX Cos Inc	47,286	7,551,574
Wayfair Inc - Class A*	17,415	1,309,782
		12,686,221
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	174,032	44,167,581
Seagate Technology Holdings PLC	8,947	3,505,077
		47,672,658
Textiles, Apparel & Luxury Goods – 0.2%
NIKE Inc - Class B	20,578	1,086,930
Trading Companies & Distributors – 0.4%
Ferguson Enterprises Inc	12,375	2,886,593
Total Investments (total cost $303,019,284) – 100.0%		669,684,968
Cash, Receivables and Other Assets, net of Liabilities – 0%		62,346
Net Assets – 100%		$669,747,314

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$655,289,573	97.9%
Sweden	5,460,572	0.8
Taiwan	4,229,106	0.6
Canada	3,034,905	0.5
Belgium	1,670,812	0.2
Total	$669,684,968	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/25	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/26	Ending Shares	Dividend Income
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6408%ºº
	$231,695	$6,157,700	$(6,389,378)	$(17)	$-	$-	-	$2,840
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5801%ºº
	361,536	1,543,400	(1,904,936)	-	-	-	-	166 ∆
Total Affiliated Investments - N/A
	$593,231	$7,701,100	$(8,294,314)	$(17)	$-	$-	-	$3,006

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2026.
∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2026.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$669,684,968	$-	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2026 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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